SUBSEQUENT EVENTS - Additional Information (Details) - 1 months ended Feb. 29, 2024 - Subsequent event $ / shares in Units, ¥ in Millions, $ in Millions	CNY (¥)	USD ($) $ / shares
Subsequent Event [Line Items]
Payment to acquire intellectual property related to Cosmicrew	¥ 64.0	$ 9.0
Dividends payable current | $		$ 5.3
Ordinary share
Subsequent Event [Line Items]
Common Stock dividends per share declared		$ 0.02
American Depositary Shares
Subsequent Event [Line Items]
Common Stock dividends per share declared		$ 0.10